COMMON SHARES (Details 1) - Warrant [Member]	Feb. 15, 2016	Feb. 03, 2016
Dividend yield		0.00%
Risk-free interest rate		1.20%
Expected term		3 years
Volatility		203.00%
Offering [Member]
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected term	5 years
Volatility	203.00%
Offering [Member] | Maxim Group LLC [Member]
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected term	5 years
Volatility	203.00%